OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

January 29, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer International Bond Fund (the “Registrant”)

           Reg. No. 33-58383; File No. 811-07255

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2009.

Sincerely,

    /s/ John Okray

                        John Okray

                   Vice President and Assistant Counsel
                   212-323-5983
                   jokray@oppenheimerfunds.com

cc:     Bell, Boyd & Lloyd LLC

          Deloitte & Touche LLP
          KPMG LLP

          Gloria LaFond
          Nancy S. Vann